Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,599,381)	¥ (1,688,611)
Other assets	1,492,076	1,486,840
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(924,291)	(925,239)
Other assets	107,912	84,774
Accumulated other comprehensive loss (income)	208,297	235,895
Net amount recognized	(608,082)	(604,570)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(675,090)	(763,372)
Accumulated other comprehensive loss (income)	162,590	269,435
Net amount recognized	¥ (512,500)	¥ (493,937)